Income taxes	12 Months Ended
Oct. 31, 2023
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

15. Income taxes

(a) The reconciliation of income tax attributed to continuing operations computed at the statutory tax rates to income tax expense is as follows:

	2023	2022	2021

Loss before income taxes	$(2,691,670)	$(2,287,095)	$(1,012,978)
	26.5%	26.5%	26.5%
Expected income tax recovery	$(713,293)	$(606,080)	$(268,439)
Accretion expense and loss (gain) on convertible debentures and derivative liabilities	283,688	269,531	(97,480)
Stock-based compensation	57,761	10,992	95,412
Non-deductible (non-taxable) expenses and other items	(13,660)	(3,780)	82,530
Effect of changes in exchange rates	74,714	940,577	(644,649)
Change in deferred tax assets not recognized	310,790	(611,240)	832,626
	$-	$-	$-

(b) Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	2023	2022	2021

Non-capital losses	$8,833,940	$8,485,255	$8,924,982
	159,671	162,275	178,808
Property, equipment, patents and deferred costs	1,605,743	1,639,306	1,794,285
	$10,599,354	$10,286,836	$10,898,075
Deferred tax asset not recognized	(10,599,354)	(10,286,836)	(10,898,075)
	$-	$-	$-

As at October 31, 2023 and 2022, the Company assessed that it is not probable that sufficient taxable profit will be available to use deferred income tax assets based on operating losses in prior years; therefore, there are no balances carried in the consolidated statements of financial position for such assets.

(c) The Company has non-capital losses of approximately $33 million available to reduce future taxable income, the benefit of which has not been recognized in these consolidated financial statements. As at October 31, 2023, the tax losses expire as follows:

	Canada	United States	Total

2026	$1,731,988	$-	$1,731,988
2027	1,456,466	-	1,456,466
2028	-	-	-
2029	1,492,685	143,721	1,636,406
2030	2,014,021	1,880,897	3,894,918
2031	1,213,385	18,526	1,231,911
2032	1,344,746	325,793	1,670,539
2033	1,629,964	157,463	1,787,427
2034	2,358,006	679,089	3,037,095
2035	2,664,751	570,901	3,235,652
2036	3,127,236	441,019	3,568,255
2037	2,503,443	232,714	2,736,157
2038	1,692,420	317	1,692,737
2039	1,513,943	-	1,513,943
2040	509,976	-	509,976
2041	883,620	-	883,620
2042	1,254,159	-	1,254,159
2043	1,494,374	-	1,494,374
	$28,885,183	$4,450,440	$33,335,623

(d) In addition, the Company has available capital loss carryforwards of approximately $1.2 million to reduce future taxable capital gains, the benefit of which has not been recognized in these consolidated financial statements. Capital losses carry forward indefinitely.